Pursuant to Rule 497(e)
                                                       Registration No. 33-81920
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FLORIDA DAILY MUNICIPAL
INCOME FUND                                             600 Fifth Avenue
                                                        New York, NY  10020
                                                        (212) 830-5345
                                                        (800) 433-1918
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                          SUPPLEMENT DATED MAY 28, 2004
                    TO THE PROSPECTUS DATED DECEMBER 29, 2003


Effective July 30, 2004, the time at which the Florida Daily Municipal Income Fund calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 9, 11, 12 and 14 under the headings "Pricing of Fund Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."

On page 9, under the heading "Purchase of Fund Shares" the first paragraph is deleted and replaced with the following:

     "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 10, under the heading "Investments Through Participating Organizations - Purchase of Class A Shares," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."



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FL 05/04 SUP

                                                        Pursuant to Rule 497(e)
                                                       Registration No. 33-81920
================================================================================
FLORIDA DAILY MUNICIPAL
INCOME FUND                                             600 Fifth Avenue
                                                        New York, NY  10020
                                                        (212) 830-5345
                                                        (800) 433-1918
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2003




Effective July 30, 2004, the time at which the Florida Daily Municipal Income Fund calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 23, under the heading "Net Asset Value," the reference to "12 noon" is replaced with "4:00 p.m."

Effective as of the date of this supplement, on page 9, under the heading "Repurchase Agreements," the first sentence is revised to read: "The Fund may invest in instruments subject to repurchase agreements with securities dealers, member banks of the Federal Reserve System and other entities that the Manager has determined are creditworthy."








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FL 05/04 SAI SUP